Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,000	£ 7,000
Share-based payments expense during the year	1,558
Shares issued	16,937
Equity component of convertible loan instrument	54,865
Ending balance	5,001	7,000	£ 7,000
Issuance of warrants	4,080
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	59,147	18,593	16,359
Acquisition of OncoMed (Note 5)		40,818
Share-based payments expense during the year	1,558	1,636	2,302
Share-based payments release for exercise of options			(112)
Shares issued		(1,590)
Equity component of convertible loan instrument	1,084
Conversion of the Loan Notes	33,104	(310)
Reclassification of the embedded derivative	33,481
Ending balance	128,374	59,147	18,593
Issuance of warrants			44
Shares to be issued [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance		1,590	1,590
Shares issued		(1,590)
Ending balance			1,590
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	18,285	16,649	14,459
Share-based payments expense during the year	1,558	1,636	2,302
Share-based payments release for exercise of options			(112)
Ending balance	19,843	18,285	16,649
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance		310	310
Equity component of convertible loan instrument	1,084
Conversion of the Loan Notes		(310)
Reclassification of the embedded derivative	33,481
Ending balance	34,565		310
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44
Ending balance	44	44	44
Issuance of warrants			£ 44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818
Acquisition of OncoMed (Note 5)		40,818
Ending balance	40,818	£ 40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Conversion of the Loan Notes	33,104
Ending balance	£ 33,104